Submission	May 12, 2025
Submission [Line Items]
Central Index Key	0001206264
Registrant Name	Somnigroup International Inc.
Registration File Number	333-285423
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES